Taxes - Summary Income (loss) from continuing operations before income taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income (loss) from continuing operations before income taxes:
Canadian	$ (49,019)	$ 27,513
Foreign	(7,368)	(17,043)
Current income tax expense
Canadian	621	6,878
Foreign	457	317
Deferred income tax expense (recovery)
Canadian	(8,166)	(6,018)
Foreign	$ (179)	$ (933)